TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TAXES PAYABLE
Payroll charges	R$ 100,301	R$ 75,385
ICMS (state VAT)	99,430	47,244
COFINS (tax on revenue)	51,444	6,654
IPI (federal VAT)	38,153	13,252
IVA (value-added tax) and others	310,761	290,453
Taxes payable	R$ 600,089	R$ 432,988